Financial Instruments Risk - Schedule of Aging of Receivables (Details) - CAD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net	$ 35,016		$ 28,665
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net		$ 35,016	28,665
0 – 60 days | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net		28,355	23,763
61+ days | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net		$ 6,661	$ 4,902